Short-term investments	6 Months Ended
Jun. 30, 2020
Short-term investments
Short-term investments

5.Short-term investments

Short-term investments primarily comprise of the time deposits with original maturities between three months and one year. For the six months ended June 30, 2019 and 2020, the Group recorded the interest income of $3,306 (unaudited) and $2,512 from the short-term investments in the consolidated statements of operations.

As of June 30, 2020, the Group’s short-term investments consisted entirely of short-term held to maturity debt instruments with highest credit rating, which were determined to have no risk of expected credit loss. Accordingly, no allowance for credit loss was recorded as of June 30, 2020.